Consolidated Balance Sheets (Parenthetical) (Q2) (Quarter 2 [Member], USD $)	Jun. 30, 2014	Dec. 31, 2013
Preferred Stock Par Value	$ 0	$ 0
Preferred Stock Authorized	20,000,000	20,000,000
Preferred Stock Issued	0	0
Preferred Stock Outstanding	0	0
Common Stock Par Value	$ 0	$ 0
Common Stock Authorized	500,000,000	500,000,000
Common Stock Issued	35,500,000	34,500,000
Common Stock Outstanding	35,500,000	34,500,000